Shareholder Report, Holdings (Details) - C000237262 [Member]	Apr. 30, 2026
Rand Parent LLC 8 500 2 15 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Likewize Corp 10 350 8 15 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
United Rentals North America Inc 6 000 12 15 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PG And E Corp 4 250 12 1 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Consensus Cloud Solutions Inc 6 500 10 15 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Victoria s Secret And Co 4 625 7 15 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
CITGO Petroleum Corp 8 375 1 15 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
LendingTree Inc 8 841 8 21 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Windstream Services LLC 8 250 10 1 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Icahn Enterprises LP Icahn Enterprises Finance Corp 9 750 1 15 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Consumer Non cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.40%
Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Leveraged Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.90%
Warrant [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	67.10%